Financial Risks - Aging and Severity Unrealised Losses Debt Securities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of available for sale securities [line items]
Carrying value	€ (125)	€ (263)
0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(15)	(30)
0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(13)	(27)
0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(2)	(2)
0 - 6 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(2)
6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(5)	(20)
6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(5)	(18)
6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(2)
12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(13)	(60)
12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(10)	(55)
12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(4)	(2)
12-24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		(3)
> 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	(92)	(153)
> 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(63)	(71)
> 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(16)	(67)
> 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	(12)	(15)
Carrying value [member]
Disclosure of available for sale securities [line items]
Carrying value	1,171	1,971
Carrying value [member] | 0 - 6 months [member]
Disclosure of available for sale securities [line items]
Carrying value	485	587
Carrying value [member] | 0 - 6 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	482	585
Carrying value [member] | 0 - 6 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	3	2
Carrying value [member] | 0 - 6 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		1
Carrying value [member] | 6 - 12 months [member]
Disclosure of available for sale securities [line items]
Carrying value	62	198
Carrying value [member] | 6 - 12 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	62	196
Carrying value [member] | 6 - 12 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value		3
Carrying value [member] | 12-24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	75	478
Carrying value [member] | 12-24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	67	475
Carrying value [member] | 12-24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	8	3
Carrying value [member] | > 24 months [member]
Disclosure of available for sale securities [line items]
Carrying value	549	708
Carrying value [member] | > 24 months [member] | CV 70-100% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	511	582
Carrying value [member] | > 24 months [member] | CV 40-70% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	30	119
Carrying value [member] | > 24 months [member] | CV below 40% of amortized cost [member]
Disclosure of available for sale securities [line items]
Carrying value	€ 8	€ 7